Note 10 - Stock-based Compensation - Nonvested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unvested, shares under option (in shares)	7	18
Unvested, weighted average grant-date fair value (in dollars per share)	$ 100,525.71	$ 92,061.33
Granted, shares under option (in shares)	503	42
Granted, weighted average grant-date fair value (in dollars per share)	$ 269.8	$ 26,038.83
Vested, shares under option (in shares)	(83)	(52)
Vested, weighted average grant-date fair value (in dollars per share)	$ 7,002.26	$ 38,865.69
Forfeitures (in shares)	0	(1)
Forfeitures (in dollars per share)		$ 26,038.83
Unvested, shares under option (in shares)	427	7
Unvested, weighted average grant-date fair value (in dollars per share)	$ 604.69	$ 100,525.71